Retirement Plan	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Retirement Plan
18.	Retirement Plan

We maintain a salary deferral 401(k) plan (“401(k) Plan”), covering employees who have met certain eligibility requirements. Employees may defer up to 100% of their compensation to the 401(k) Plan, subject to federal limits. We did not make any discretionary contributions during the years ended December 31, 2017 and 2018.